Share-based compensation	12 Months Ended
Dec. 31, 2017
Share-based compensation
Share-based compensation

20.  Share-based compensation

As of December 31, 2017, the Company had two share-based compensation plans, which is described below.

On August 18, 2006, the shareholders of the Company approved the 2006 Stock Incentive Plan (the “2006 Plan”), which permits the grant of share options and shares to its eligible recipients for up to 8,656,000 ordinary shares plus a number of ordinary shares equal to 10% of any additional share capital of the Company issued following the effective date of the 2006 Plan. The Company believes that such awards better align the interests of its employees with those of its shareholders.

On June 30, 2014, the shareholders of the Company approved the 2014 Stock Incentive Plan (the “2014 Plan”). Under the 2014 Plan, the Company may grant options to purchase 10% of its total issued and outstanding shares as of the date when the board approves the 2014 Plan; provided that, the shares reserved in the award pool shall be increased automatically if and whenever the unissued shares reserved in the award pool accounts for less than 1% of the total then issued and outstanding shares, as a result of which increase the shares unissued and reserved in the award pool immediately after each such increase shall equal to 10% of the then issued and outstanding shares. The Company believes that such awards better align the interests of its employees with those of its shareholders. In general, the plan administrator determines or the evidence of the award specifies, the vesting schedule for each option grant.

a)   Options

The Company did not grant any ordinary share option during the years ended December 31, 2016 and 2017.

The Company recognized a pre-tax charge of RMB 8,865, RMB 2,253 and RMB 160 (included in selling, general, and administrative expenses and manufacturing overhead, of which RMB nil, RMB nil and RMB nil was capitalized in the cost of inventory as of December 31, 2015, 2016 and 2017, respectively), for the years ended December 31, 2015, 2016 and 2017 associated with the expensing of stock options, respectively.

No option grants were made for the years ended December 31 2015, 2016 and 2017. The amounts reversed associated with options forfeited were RMB 895, RMB 682 and RMB 33 for the years ended December 31, 2015, 2016 and 2017, respectively. The total income tax benefit recognized in the income statement for share-based compensation arrangements was nil for the periods.

The Company used the forfeiture rate of 11.12%, 12.71% and 14.91% respectively for the years ended 2015, 2016 and 2017.

As of December 31, 2015, 2016 and 2017, there was RMB 4,362, RMB 233 and RMB nil of total unrecognized compensation cost related to non-vested share-based employees arrangements granted under the Plan, respectively.

The Company expects to issue new shares to satisfy share option exercises.

The following table summarizes information with respect to share options outstanding on December 31, 2017:

	Shares	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Year)	Intrinsic Value (US$, in thousands)
Outstanding at December 31, 2014	5,676,300	3.21	7.59	279
Granted	—	—	—	—
Forfeited	(516,800)	3.02	—	—
Exercised	(140,000)	1.37	—	—

Outstanding at December 31, 2015	5,019,500	3.24	6.58	172

Granted	—	—	—	—
Forfeited	(103,000)	1.84	—	—
Exercised	—	—	—	—

Outstanding at December 31, 2016	4,916,500	3.27	5.58	—

Granted	—	—	—	—
Forfeited	(657,500)	6.04	—	—
Exercised	(32,750)	1.37	—	—

Outstanding at December 31, 2017	4,226,250	2.85	4.98	97

Exercisable at December 31, 2017	4,226,250	2.85	4.98	97

The total intrinsic value of options exercised during the years ended December 31, 2015, 2016 and 2017 was $100, nil and $1, respectively, and proceeds received on exercise were RMB 1,196 and RMB 23 in 2015 and 2017, respectively.

b)    Restricted share units (“RSU”)

RSUs are commitments made to issue ordinary shares at the time that each underlying RSU vests. The RSUs are not legally issued ordinary shares nor do they comprise outstanding ordinary shares and therefore, do not give their holders voting or dividend rights.

Upon vesting, the shares will be issued by the Company.

The following table summarizes information with respect to RSUs outstanding on December 31, 2017:

	Shares	Weighted Average Fair Value (US$)
Nonvested at December 31, 2014	60,000	1.39
Granted	—	—
Vested	(60,000)	1.39
Forfeited	—	—

Nonvested at December 31, 2015	—	—

Granted	—	—
Vested	—	—
Forfeited	—	—

Nonvested at December 31, 2016	—	—

Granted	—	—
Vested	—	—
Forfeited	—	—

Nonvested at December 31, 2017	—	—

For RSUs, the Company recognized a pre-tax charge of RMB 540, RMB nil and RMB nil (included in selling, general, and administrative expenses) for the years ended December 31, 2015, 2016 and 2017 respectively. There was no unrecognized compensation expense related to the RSUs as of December 31, 2015, 2016 and 2017, respectively. The fair value of shares vested during the years ended December 31, 2015, 2016 and 2017 was RMB 607, RMB nil and RMB nil, respectively.